                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [_]; Amendment Number: _______
  This Amendment (Check only one):   [_] is a restatement
                                     [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    MPM BIOEQUITIES ADVISER LLC
Address: 601 Gateway Boulevard, Suite 360
         South San Francisco, CA 94080


Form 13F File Number: 28-108358

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert W. Liptak
Title: Chief Financial Officer
Phone: 617-425-9216

Signature, Place, and Date of Signing:

     /s/ Robert W. Liptak            South San Francisco         2/14/02
     --------------------            -------------------         -------
          [Signature]                   [City, State]            [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-___________________       __________________________________
     [Repeat as necessary.]

                           Form 13F Information Table
--------------------------------------------------------------------------------

                                                                                                                   VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
                                                                       SHARES/PRN SH/   PUT/  INVSTMT    OTHER
NAME OF ISSUER                     TITLE OF CLASS  CUSIP  VALUEx($1000)   AMT     PRN   CALL  DISCRETN  MANAGERS   SOLE  SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
D ABGENIX INC COM STK              COMMON STOCK   00339B107   4710      140000    SH           SOLE               140000   0     0
D ADOLOR CORP COM                  COMMON STOCK   00724X102   5407      301200    SH           SOLE               301200   0     0
D ALEXION PHARMACEUTICALS INC      COMMON STOCK   015351109   4648      190200    SH           SOLE               190200   0     0
D ALKERMES INC COM                 COMMON STOCK   01642T108   3295      125000    SH           SOLE               125000   0     0
D ALTEON INC COM                   COMMON STOCK   02144G107   6302      1385000   SH           SOLE               1385000  0     0
A AMGEN INC USD.0001 COM           COMMON STOCK   031162100   11288     200000    SH           SOLE               200000   0     0
D APPLERA CORPORATION CELERA GEN   COMMON STOCK   038020202   6406      240000    SH           SOLE               240000   0     0
D ARRAY BIOPHARMA                  COMMON STOCK   04269X105   5486      369200    SH           SOLE               369200   0     0
D BIOGEN INC COM                   COMMON STOCK   090597105   11470     200000    SH           SOLE               200000   0     0
D CAMBRIDGE ANTI ADR               ADRS STOCKS    132148107   2006      75000     SH           SOLE               75000    0     0
D CELGENE CORPORATION COM          COMMON STOCK   151020104   6968      218300    SH           SOLE               218300   0     0
D CIMA LABS INC                    COMMON STOCK   171796105   9291      257000    SH           SOLE               257000   0     0
D CUBIST PHARMACEUTICALS INC       COMMON STOCK   229678107   9019      250800    SH           SOLE               250800   0     0
D CURAGEN CORP COM                 COMMON STOCK   23126R101   4250      190000    SH           SOLE               190000   0     0
D CYBERONICS INC COM               COMMON STOCK   23251P102   2470      93100     SH           SOLE               93100    0     0
D ELAN CORP PLC ADR (REPR 1 ORD)   ADRS STOCKS    284131208   9012      200000    SH           SOLE               200000   0     0
D GENAISSANCE PH                   COMMON STOCK   36867W105   700       150500    SH           SOLE               150500   0     0
D GENZYME CORP COM                 COMMON STOCK   372917104   16611     277500    SH           SOLE               277500   0     0
D IDEC PHARMACEUTICALS CORP        COMMON STOCK   449370105   9478      137500    SH           SOLE               137500   0     0
D INHALE THERAPEUTIC SYSTEMS       COMMON STOCK   457191104   8863      477800    SH           SOLE               477800   0     0
D INSPIRE PHARMA COM STK           COMMON STOCK   457733103   5012      355700    SH           SOLE               355700   0     0
D INTRABIOTICS COM STK             COMMON STOCK   46116T100   3104      1137100   SH           SOLE               1137100  0     0
D INVITROGEN CORP                  COMMON STOCK   46185R100   7741      125000    SH           SOLE               125000   0     0
D ISTA PHARMA INC COM              COMMON STOCK   45031X105   2505      372700    SH           SOLE               372700   0     0
D LEXICON GENETIC                  COMMON STOCK   528872104   947       82100     SH           SOLE               82100    0     0
D MEDAREX INC COM                  COMMON STOCK   583916101   4086      227500    SH           SOLE               227500   0     0
D MEDIMMUNE INC COM                COMMON STOCK   584699102   14600     315000    SH           SOLE               315000   0     0
D MGI PHARMACEUTICALS INC          COMMON STOCK   552880106   5501      360000    SH           SOLE               360000   0     0
D MILLENNIUM PHARMACEUTICALS INC   COMMON STOCK   599902103   6128      250000    SH           SOLE               250000   0     0
D NEUROCRINE BIOSCIENCES INC       COMMON STOCK   64125C109   6039      117700    SH           SOLE               117700   0     0
D NPS PHARMACEUTICALS INC COM      COMMON STOCK   62936P103   7572      197700    SH           SOLE               197700   0     0
D QIAGEN N.V. NLG0.03 COM (AMERI)  COMMON STOCK   N72482107   5659      304900    SH           SOLE               304900   0     0
D REGENERON PHARMACEUTICALS INC    COMMON STOCK   75886F107   16916     600700    SH           SOLE               600700   0     0
D SERONO SA-ADR                    ADRS STOCKS    81752M101   9149      412300    SH           SOLE               412300   0     0
D SHIRE PHARMACEUTICAL GROUP PLC   ADRS STOCKS    82481R106   5578      152400    SH           SOLE               152400   0     0
D THE MEDICINES COM STK            COMMON STOCK   584688105   1264      109100    SH           SOLE               109100   0     0
D VERTEX PHARMACEUTICALS INC       COMMON STOCK   92532F100   10970     446100    SH           SOLE               446100   0     0
D VICAL INC COM                    COMMON STOCK   925602104   6120      500000    SH           SOLE               500000   0     0
D VIROPHARMA INC COM               COMMON STOCK   928241108   9212      401400    SH           SOLE               401400   0     0
D VISIBLE GENETICS COM             COMMON STOCK   92829S104   3042      270800    SH           SOLE               270800   0     0
S REPORT SUMMARY          40 DATA RECORDS     268825      0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED